Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Equipment, Net

Property and equipment consisted of the following:

	As of December 31, 2018	As of December 31, 2017
Furniture	$209,444	$76,520
Electronic equipment	214,300	190,346
Leasehold improvement	47,440	49,830
Total property and equipment	471,184	316,696
Less: accumulated depreciation	(146,299)	(94,554)
Less: impairment	(73,999)	-

Property and equipment, net	$250,886	$222,142